YieldMax AAPL Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 12.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 12.8%
Apple, Inc., Expiration: 8/7/2026; Exercise Price: $310.00	$117,231,345	3,795	$1,916,475
Apple, Inc., Expiration: 8/21/2026; Exercise Price: $275.00	117,231,345	3,795	13,329,937
			15,246,412

TOTAL PURCHASED OPTIONS (Cost $11,587,108)			15,246,412

SHORT-TERM INVESTMENTS - 88.4%
Money Market Funds - 1.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,784,279	1,784,279

U.S. Treasury Bills - 86.9%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$21,602,000	21,595,528
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		21,480,000	21,413,227
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		29,199,000	28,981,555
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		10,559,000	10,416,830
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		21,005,000	20,568,945
			102,976,085

TOTAL SHORT-TERM INVESTMENTS (Cost $104,750,321)			104,760,364

TOTAL INVESTMENTS - 101.2% (Cost $116,337,429)			$120,006,776
Liabilities in Excess of Other Assets - (1.2)%			(1,459,053)
TOTAL NET ASSETS - 100.0%			$118,547,723

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $53,314,232.

YieldMax AAPL Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.5)%
Apple, Inc., Expiration: 8/7/2026; Exercise Price: $305.00	$(117,231,345)	(3,795)	$(2,931,637)

Put Options - (0.2)%
Apple, Inc., Expiration: 8/21/2026; Exercise Price: $275.01	(117,231,345)	(3,795)	(247,586)

TOTAL WRITTEN OPTIONS (Premiums received $3,397,872)			$(3,179,223)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.